Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Detail)	Dec. 31, 2020	Dec. 31, 2019
Allocation of pension plan assets	100.00%	100.00%
Cash and Cash Equivalents [Member]
Allocation of pension plan assets	1.00%	1.00%
Equity Securities [Member]
Allocation of pension plan assets	23.00%	24.00%
Government Debt Securities [Member]
Allocation of pension plan assets	12.00%	12.00%
Corporate Debt Securities [Member]
Allocation of pension plan assets	15.00%	16.00%
Investment Funds [Member]
Allocation of pension plan assets	21.00%	21.00%
Real Estate [Member]
Allocation of pension plan assets	2.00%	2.00%
Other (Mainly Insurance Assets - Contracts and Reserves) [Member]
Allocation of pension plan assets	26.00%	24.00%